Schedule V - Valuation and Qualifying Accounts	9 Months Ended
Sep. 30, 2024
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule V - Valuation and Qualifying Accounts
SCHEDULE V - VALUATION AND QUALIFYING ACCOUNTS
The following table shows the movement in the Company’s bad debt provision during the twelve months ended December 31, 2023, 2022 and 2021:

Provisions for Bad Debt	Balance at Beginning of Year	Charged to Costs and Expenses	Charged to Other Accounts	Deductions	Balance at End of Year
	($ in millions)
2023
Premiums receivable from underwriting activities	$25.0	$(4.0)	$—	$—	$21.0
Reinsurance	$—	$—	$—	$—	$—
2022
Premiums receivable from underwriting activities	$30.2	$(5.2)	$—	$—	$25.0
Reinsurance	$—	$—	$—	$—	$—
2021
Premiums receivable from underwriting activities	$34.0	$(3.8)	$—	$—	$30.2
Reinsurance	$—	$—	$—	$—	$—